Revenues from Contracts with Customers - Disaggregation by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from Contracts with Customers - Disaggregation of Revenues
Total fees and other revenues per consolidated statements of operations	$ 2,204.7	$ 2,168.1	$ 2,708.2
Operating Segments
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	641.3	609.4	480.3
Operating Segments | Retirement and Income Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	556.3	533.6	409.2
Adjustments for fees and other revenues not within the scope of revenue recognition guidance	1,118.7	1,114.0	1,226.9
Total fees and other revenues per consolidated statements of operations	1,675.0	1,647.6	1,636.1
Operating Segments | Benefits and Protection
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	85.8	76.7	72.1
Operating Segments | Corporate
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	(0.8)	(0.9)	(1.0)
Adjustments for fees and other revenues not within the scope of revenue recognition guidance	13.4	16.0	17.6
Total fees and other revenues per consolidated statements of operations	12.6	15.1	16.6
Operating Segments | Specialty Benefits | Benefits and Protection
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	12.7	12.3	12.0
Adjustments for fees and other revenues not within the scope of revenue recognition guidance	18.2	18.5	19.0
Total fees and other revenues per consolidated statements of operations	30.9	30.8	31.0
Operating Segments | Life Insurance | Benefits and Protection
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	73.1	64.4	60.2
Adjustments for fees and other revenues not within the scope of revenue recognition guidance	332.6	321.0	884.5
Total fees and other revenues per consolidated statements of operations	405.7	385.4	944.7
Operating Segments | Eliminations | Benefits and Protection
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers			(0.1)
Operating Segments | Retirement and Income Solutions | Retirement and Income Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Total segment revenue from contracts with customers	556.3	533.6	409.2
Reconciling Items
Revenues from Contracts with Customers - Disaggregation of Revenues
Adjustments for fees and other revenues not within the scope of revenue recognition guidance	1,482.9	1,469.5	2,148.0
Pre-tax other adjustments	$ 80.5	$ 89.2	$ 79.9